Discontinued Operation of LGC (Details) - Schedule of consolidated statements of operations and comprehensive loss	1 Months Ended
Jan. 29, 2021 USD ($)
Schedule of consolidated statements of operations and comprehensive loss [Abstract]
Share consideration of 5,555,548 ordinary shares (1,111,110 ordinary shares retrospectively restated for accounting purposes for effect of reverse stock split on August 30, 2021), at $1.08 per share ($5.40 per share retrospectively restated for accounting purposes for effect of reverse stock split on August 30, 2021) on January 29, 2021	$ 5,999,992
Cash consideration	2,300,000
Consideration in exchange for the disposal	8,299,992
Noncontrolling interest of LGC	16,516,711
Less: Net liabilities (comprised of assets of $7,804,412 and liabilities of $11,001,011)	3,196,599
Gross loss from disposal of discontinued operations	28,013,302
Impairment of goodwill relating to discontinued operations	(25,902,394)
Impairment of intangible assets relating to discontinue operations	(6,986,615)
Amortization of intangible assets arising from acquisition of LGC	(608,031)
Net loss from disposal of discontinued operations	$ (5,483,738)